Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions
9. Related Party Transactions
During 2019, the Company engaged EVERSANA Life Science Services, LLC, or EVERSANA, to provide certain marketing services to the Company. Leana Wood, the spouse of Todd Wood, the Company’s Chief Commercial Offer, is an employee of EVERSANA. The Company incurred $0.2 million in costs for both the three and nine months ended September 30, 2019.
There were no other related party transactions identified in 2019 or 2018.

(8)	Related Party Transactions
During 2018, we compensated a director $30,000 for consulting services that he provided to our sales and marketing department. There were no other related party transactions identified in 2018 or 2017.